Offerings - Offering: 1	Aug. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common
Amount Registered | shares	2,200,000
Proposed Maximum Offering Price per Unit	0.50
Maximum Aggregate Offering Price	$ 1,100,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 168.41